Loans and Other Financing - Summary of Maximum exposure to credit risk for Loans and Other Financing (Detail) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of internal credit grades [line items]
Impairment allowances for loans and other financing	$ 225,967,540	$ 281,563,524
Percentage of impairment allowances carry forward	100.00%	100.00%
Impairments stage 1 [member]
Disclosure of internal credit grades [line items]
Impairment allowances for loans and other financing	$ 206,084,520	$ 243,623,554
Percentage of impairment allowances carry forward	91.20%	86.53%
Impairments stage 2 [member]
Disclosure of internal credit grades [line items]
Impairment allowances for loans and other financing	$ 16,009,946	$ 32,650,011
Percentage of impairment allowances carry forward	7.09%	11.60%
Impairments Stage 3 [member]
Disclosure of internal credit grades [line items]
Impairment allowances for loans and other financing	$ 3,873,074	$ 5,289,959
Percentage of impairment allowances carry forward	1.71%	1.87%
Performing [member]
Disclosure of internal credit grades [line items]
Impairment allowances for loans and other financing	$ 215,688,657	$ 267,995,484
Percentage of impairment allowances carry forward	95.45%	95.18%
Performing [member] | Impairments stage 1 [member]
Disclosure of internal credit grades [line items]
Impairment allowances for loans and other financing	$ 205,724,293	$ 242,391,780
Performing [member] | Impairments stage 2 [member]
Disclosure of internal credit grades [line items]
Impairment allowances for loans and other financing	9,964,364	25,603,704
Past due but not impaired [member]
Disclosure of internal credit grades [line items]
Impairment allowances for loans and other financing	6,405,809	8,278,081
Past due but not impaired [member] | Impairments stage 1 [member]
Disclosure of internal credit grades [line items]
Impairment allowances for loans and other financing	360,227	1,231,774
Past due but not impaired [member] | Impairments stage 2 [member]
Disclosure of internal credit grades [line items]
Impairment allowances for loans and other financing	6,045,582	7,046,307
Non-performing (Impaired) [member]
Disclosure of internal credit grades [line items]
Impairment allowances for loans and other financing	$ 3,873,074	$ 5,289,959
Impairment allowances for loans and other financing rate	1.71%	1.87%
Non-performing (Impaired) [member] | Impairments Stage 3 [member]
Disclosure of internal credit grades [line items]
Impairment allowances for loans and other financing	$ 3,873,074	$ 5,289,959
High grade [member]
Disclosure of internal credit grades [line items]
Impairment allowances for loans and other financing	172,625,939	214,161,992
High grade [member] | Impairments stage 1 [member]
Disclosure of internal credit grades [line items]
Impairment allowances for loans and other financing	172,513,230	204,641,782
High grade [member] | Impairments stage 2 [member]
Disclosure of internal credit grades [line items]
Impairment allowances for loans and other financing	112,709	9,520,210
Standard grade [member]
Disclosure of internal credit grades [line items]
Impairment allowances for loans and other financing	18,606,456	43,566,910
Standard grade [member] | Impairments stage 1 [member]
Disclosure of internal credit grades [line items]
Impairment allowances for loans and other financing	17,030,782	33,541,292
Standard grade [member] | Impairments stage 2 [member]
Disclosure of internal credit grades [line items]
Impairment allowances for loans and other financing	1,575,674	10,025,618
Sub- standard grade [member]
Disclosure of internal credit grades [line items]
Impairment allowances for loans and other financing	24,456,262	10,266,582
Sub- standard grade [member] | Impairments stage 1 [member]
Disclosure of internal credit grades [line items]
Impairment allowances for loans and other financing	16,180,281	4,208,706
Sub- standard grade [member] | Impairments stage 2 [member]
Disclosure of internal credit grades [line items]
Impairment allowances for loans and other financing	$ 8,275,981	$ 6,057,876